Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 14, 2011
ZIEGLER LOTSOFF CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND (Prospectus Summary) | ZIEGLER LOTSOFF CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Long/Short Fund seeks to provide high current income and capital appreciation.
This means that the Long/Short Fund attempts to produce a level of current income higher than the level of current income it could achieve if it did not make higher-risk investments in non-investment grade securities (sometimes referred to as junk bonds).

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Fund. You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in the
Long/Short Fund. More information about these and other discounts is available from your financial professional and in "Sales Charge" and "Reducing the Sales
Charge" beginning on page 17 of the Long/Short Fund's Prospectus and in
"Shareholder Services" beginning on page 42 of the Long/Short Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Long/Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the
Long/Short Fund's performance. The Long/Short Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in the Long/Short Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Long/Short Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Long/Short Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Long/Short Fund's operating expenses remain the same (except that the example reflects the expense reimbursement for the one-year period and the first year of the remaining periods). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
In normal market conditions, at least 80% of the Long/Short Fund's net assets will be invested in U.S. and foreign debt securities consisting of corporate bonds and debentures, securities of real estate investment trusts that invest principally in mortgages and fixed income securities, securities of closed-end funds and exchange-traded funds that invest principally in fixed income securities, and preferred and convertible securities that the Long/Short Fund's investment adviser believes have debt-like characteristics, both investment and non-investment grade credit quality. The Long/Short Fund is not limited with respect to its portfolio maturity or duration. The Long/Short Fund may invest in debt securities with a wide variety of terms applicable to principal repayment, interest rates and other features. Terms that vary from security to security are optional and mandatory prepayment provisions, fixed, variable, semi-variable and resettable interest rates and conversion options, as well as various combinations of these terms.

The Long/Short Fund may invest without limitation in debt securities without regard to their credit ratings, including securities that are non-investment grade. Non-investment grade debt securities acquired by the Long/Short Fund will principally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's or Ba or lower by Moody's Investors Service, Inc.)
or, if unrated, will be determined by the Long/Short Fund's investment adviser to be of similar quality. Some of these debt securities may be in default or at high risk of defaulting, and may have extremely poor prospects for being able to make principal and interest payments when due.

To achieve its investment objective, the Long/Short Credit Fund engages in short-term trading strategies, and may, without limitation, engage in short sales and invest in derivatives. The principal short-term trading strategies are identified below. When the Long/Short Fund sells a security short, the
Long/Short Fund borrows the security from a lender and then sells the security in the general market. The Long/Short Fund is obligated to pay any dividend declared during the period in which the Long/Short Fund maintains the short position to the lender from which the Long/Short Fund borrowed the security and the Long/Short Fund is obligated to record the payment of the dividend as an expense. Dividend expenses are not fees charged to shareholders by the
Long/Short Fund or any Long/Short Fund service provider but are similar to finance charges incurred by the Long/Short Fund in borrowing transactions. The
Long/Short Fund may be subject to additional expenses related to short sales
(for example, costs of borrowing and margin account maintenance costs associated with the Long/Short Fund's open short positions).

Convertible Arbitrage. This strategy involves the Long/Short Fund purchasing a convertible bond and selling short the underlying common stock. This strategy seeks to principally profit from an improvement in credit quality of the issuer while hedging against default risk through the short sale of the underlying common stock. This strategy tends to perform better when equity markets are volatile because market volatility can positively impact the conversion feature of the convertible bond.

Relative Value Arbitrage. This strategy attempts to take advantage of relative pricing discrepancies between related fixed income and/or equity securities. For example, the Long/Short Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher. Another example might involve the Long/Short Fund purchasing a security of an issuer and selling short a comparable security of another issuer in the same industry. In this example the trade could be profitable if changing conditions in an industry affected the issuers differently.

Fixed Income Arbitrage. This strategy attempts to take advantage of a flattening or steepening of the yield curve. An example could involve the Long/Short Fund buying a two year Treasury security and selling short a ten year Treasury security.

Merger Arbitrage. The most common merger arbitrage activity, and the approach the Long/Short Fund principally uses, involves purchasing debt securities (as described in this prospectus) and, subject to the Fund's principal investment strategy, equity securities of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The
Long/Short Fund's investment adviser may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company's common stock and/or other securities may be sold short.

Directional Investment Strategies. The Long/Short Fund may take "outright"
directional (long or short) market positions. Directional strategies seek to exploit broad market trends in interest rates, commodity prices or debt securities (as described in this prospectus) and, subject to the Fund's principal investment strategy, equity securities. These strategies are: (1)
Long/Short: a strategy that seeks to invest in securities an investment adviser believes to be undervalued or offer high growth opportunities while also attempting to reduce overall market risk or take advantage of an anticipated decline in the price of an index or the securities of a company that the adviser believes is overvalued relative to normalized business and industry fundamentals or to the expected growth that the adviser believes the company will achieve, by using short sales or options, financial futures and options on futures to hedge risk. Long and short positions may not be invested in equal dollars and, as such, may not seek to neutralize general market risks. (2) Long-Only: a strategy that seeks to invest in securities that are believed to have appreciation potential. This strategy may concentrate in certain markets, industries or geographical areas. This strategy is principally managed for absolute return and to assess risk and opportunity on an absolute, not an index-relative basis, which means that rather than focusing principally on the performance of the securities compared to a benchmark, the investment adviser focuses on those securities that the adviser believes are undervalued and offer high growth opportunities. (3) Short-Only: a strategy that seeks to identify securities that are expected to depreciate in value. In a short sale, the Long/Short Fund borrows a security from a broker, and then sells it. If the value of the security goes down, the Long/Short Fund can buy it back in the market and return it to the broker, making a profit. The determination to utilize these strategies frequently results from opportunities identified in the course of implementing the investment adviser's core arbitrage and relative value strategies, as a result of which the investment adviser may identify certain securities which it believes to be materially overpriced or underpriced.

Opportunistic Investing. In the course of researching and implementing the
Long/Short Fund's investment strategies, the investment adviser may identify unrelated trading or investment opportunities which the investment adviser believes have both good profit potential and a risk/reward profile consistent with the Long/Short Fund's investment objectives. The investment adviser will attempt to exploit these opportunities.

The Long/Short Fund may use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). These derivative transactions will involve forward contracts, future contracts, options and swaps (and options on futures and swaps). The Long/Short Fund engages in short-selling principally for hedging purposes (for example, to limit exposure to a possible market decline in the value of its portfolio securities).

The Long/Short Fund may buy and sell options, which are agreements that give an investor the right to buy or sell a security at an agreed upon price in the future. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy, the underlying security, index, currency or other instrument at a specified exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at a specified exercise price.

Investment decisions are based on fundamental market factors like yield and credit quality differences among bonds, as well as demand and supply trends. Investment decisions are also based on technical factors like price momentum, market sentiment, and supply or demand imbalances. The Long/Short Fund sells holdings for a variety of reasons (for example, to adjust its average maturity or quality, to shift assets into better-yielding securities, or to alter sector exposure).

The Long/Short Fund is intended for investors who seek high current income and can accept the risks involved with its investments, and who can accept the fact that there will be principal fluctuation.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investors in the Long/Short Fund may lose money. There are risks associated with the types of securities in which the Long/Short Fund invests. These risks are:

o Interest Rate Risk:

Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the Long/Short Fund's share price. The longer the Long/Short Fund's effective maturity and duration, the more its share price is likely to react to interest rates. Additionally some of the trading strategies employed by the
Long/Short Fund attempt to take advantage of changes in the shape, or shifts, of the yield curve. The investment adviser may be incorrect in its assessment of projected changes in the yield curve.

o Call Risk:

Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the Long/Short Fund might have to reinvest the proceeds in an investment offering a lower yield.

o Credit Risk:

Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond can cause a bond's price to fall, potentially lowering the Long/Short Fund's share price. The
Long/Short Fund, in addition to investing in investment grade bonds, may also invest in non-investment grade securities, which involve greater credit risk, including the risk of default. The prices of high yield bonds are more sensitive to changing economic conditions and can fall dramatically in response to negative news about the issuer or its industry, or the economy in general.

o Real Estate Investment Trust Risk:

When the Long/Short Fund invests in real estate investment trusts, it is subject to risks principally associated with investing in real estate: (1) possible declines in the value of real estate, (2) adverse general and local economic conditions, (3) possible lack of availability of mortgage funds, (4) changes in interest rates, and (5) environmental problems. In addition, real estate investment trusts are subject to other risks related specifically to their structure and focus: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects;
(d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; (h)
duplicative fees; and (i) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

o Preferred Securities Risk:

In addition to credit risk, investments in preferred securities carry the following risks:

    Deferral Risk. Traditional preferred securities contain provisions that sometimes allow an issuer to skip (in the case of "noncumulative" preferred securities) or defer (in the case of "cumulative" preferred securities)
    dividend payments. Fully taxable or hybrid preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for up to 20 consecutive quarters. If the Long/Short Fund owns a preferred security that is deferring its distributions, the Long/Short Fund may be required to report income for tax purposes while it is not receiving any income.

    Redemption Risk. Preferred securities typically contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of redemption, the
    Long/Short Fund may not be able to reinvest the proceeds at comparable rates of return.

    Limited Voting Rights. Preferred securities typically do not provide any voting rights, except in cases when dividends are in arrears beyond a specified time period, which varies by issue.

    Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

o Volatility Risk:

In the past year, the market for these loans, as well as other debt securities, has experienced significant volatility, and prices for fixed income securities, while normally relatively stable, have experienced a higher than normal degree of volatility due to perceived credit risk and resultant sharp decrease in liquidity.

o Directional Strategies Risk:

Directional strategies usually use long and short positions which entail prediction on the direction into which the overall market is going to move. Directional strategies may utilize leverage and hedging. Risk of loss may be significant if the investment adviser's judgment is incorrect as to the direction, timing or extent of expected market moves.

o Opportunistic Strategy Risk:

An opportunistic strategy is susceptible to the risk that the investment adviser's determinations of opportunities in market anomalies do not materialize as expected so that investments using this strategy do not increase in value
(and may lose value).

o Manager Risk:

How the investment adviser manages the Long/Short Fund will affect the
Long/Short Fund's performance. The Long/Short Fund may lose money if the investment adviser's investment strategy does not achieve the Long/Short Fund's objective or the investment adviser does not implement the strategy properly.

o Market Risk:

The securities in which the Long/Short Fund invests may decline significantly in price over short or extended periods of time. Price changes may occur in the relevant markets as a whole, or they may occur in only a particular company, industry or sector of the relevant market. Some of the trading strategies employed by the Long/Short Fund involve attempting to take advantage of relative pricing discrepancies between related securities. The investment adviser may be incorrect in its assessment of the pricing discrepancies or prices may not move in the manner anticipated by the investment adviser.

o Liquidity Risk:

When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the
Long/Short Fund's share price may fall dramatically. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities.

o Market Sector Risk:

The Long/Short Fund's overall risk level will depend on the market sectors in which the Long/Short Fund is invested and the current interest rate, liquidity and credit quality of such sectors. The Long/Short Fund may overweight or underweight companies, industries or market sectors, which may cause the
Long/Short Fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Credit Default Swaps Risk:

A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer's failure to make timely payments of interest or principal, bankruptcy or restructuring. The terms of the instrument are generally negotiated by the Long/Short Fund and the swap counterparty. A credit default swap may be embedded within a structured note or other derivative instrument. Credit default swaps are subject to credit risk on the underlying investment and to counterparty credit risk. If the counterparty fails to meet its obligations the Long/Short Fund may lose money. Credit default swaps are also subject to the risk that the Long/Short Fund will not properly assess the cost of the underlying investment. If the Long/Short Fund is selling credit protection, there is a risk that a credit event will occur and that the
Long/Short Fund will have to pay the counterparty. If the Long/Short Fund is buying credit protection, there is a risk that no credit event will occur and the Long/Short Fund will receive no benefit for the premium paid.

o Short Sale Risk:

The Long/Short Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the
Long/Short Fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Long/Short Fund. Short sales expose the Long/Short Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Long/Short Fund. The Long/Short Fund's investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Long/Short Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly (for example, costs of borrowing and margin account maintenance costs associated with the Long/Short Fund's open short positions). These expenses may negatively impact the performance of the
Long/Short Fund. Short positions introduce more risk to the Long/Short Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

o Derivatives Risk:

A small investment in derivatives could have a potentially large impact on the
Long/Short Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative held by the Long/Short Fund will not correlate with the Long/Short
Fund's other investments. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost and potential losses may be substantial.

o Options Risk:

If a put or call option purchased by the Long/Short Fund expired without being sold or exercised, the Long/Short Fund would lose the premium it paid for the option. The risk involved in writing a covered call option is the lack of liquidity for the option. If the Long/Short Fund is not able to close out the options transaction, the Long/Short Fund will not be able to sell the underlying security until the option expires or is exercised. The risk involved in writing an uncovered put option is that the market value of the underlying security could decrease as a result of rising interest rates or other factors. If this occurs, the option could be exercised and the underlying security would then be sold to the Long/Short Fund at a higher price than its prevailing market value. The risk involved in writing an uncovered call option is that there could be an increase in the market value of the underlying security caused by declining interest rates or other factors. If this occurs, the option could be exercised and the underlying security would then be sold by the Long/Short Fund at a lower price than its current market value. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. To the extent that the Long/Short Fund invests in over-the-counter options, the Long/Short Fund may be exposed to credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.

o Merger Arbitrage Risk:

The proposed reorganization may be renegotiated or terminated, in which case the
Long/Short Fund may realize losses.

o Foreign Investment Risk:

The Long/Short Fund's investment in foreign securities may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than in the U.S. There may be less publicly available information about foreign companies than U.S. companies.

o Non-Diversification Risk:

The Long/Short Fund is a non-diversified investment company. As such, it will invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Long/Short Fund invests perform poorly, the Long/Short Fund could incur greater losses than it would have had it invested in a greater number of securities.

o Market Timing Risk:

Frequent purchases and redemptions of Long/Short Fund shares by a shareholder may harm other Long/Short Fund shareholders by interfering with the efficient management of the Long/Short Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of its shares. The
Board of Trustees has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Long/Short
Fund. However, the officers of the Long/Short Fund receive reports on a regular basis as to purchases and redemptions of shares of the Long/Short Fund and review these reports to determine if there is any unusual trading in shares of the Long/Short Fund. The officers of the Long/Short Fund will report to the
Board of Trustees any such unusual trading in shares of the Long/Short Fund that is disruptive to the Long/Short Fund. In such event, the Board of Trustees may reconsider its decision not to adopt market timing policies and procedures.

o High Portfolio Turnover:

The Long/Short Fund may engage in short-term trading. This will produce higher transaction costs (brokerage commissions or markups or markdowns), which the
Long/Short Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Long/Short Fund's after-tax performance. The
Long/Short Fund's portfolio turnover rate will likely exceed 100% per year.

Risk, Lose Money	rr_RiskLoseMoney	Investors in the Long/Short Fund may lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Long/Short Fund is a non-diversified investment company. As such, it will invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Long/Short Fund invests perform poorly, the Long/Short Fund could incur greater losses than it would have had it invested in a greater number of securities.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Long/Short Fund will be provided once it has annual returns for a full calendar year. Please remember that the Long/Short
Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Long/Short Fund will be provided once it has annual returns for a full calendar year.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Long/Short Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
ZIEGLER LOTSOFF CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND | ZIEGLER LOTSOFF CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends and Interest on Short Sales	rr_Component1OtherExpensesOverAssets	0.58%	[1],[2]
Other Expenses Excluding Dividends and Interest on Short Sales	rr_Component2OtherExpensesOverAssets	1.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.77%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.68%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	762
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,394
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,165

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Long/Short Fund is obligated to pay any dividend declared during the period in which the Long/Short Fund maintains the short position to the lender from which the Long/Short Fund borrowed the security and the Long/Short Fund is obligated to record the payment of the dividend as an expense. These expenses are not fees charged to shareholders but are similar to finance charges incurred in borrowing transactions. The Long/Short Fund may be subject to additional expenses related to short sales (for example, costs of borrowing and margin account maintenance costs).
[3]	Pursuant to a contractual fee waiver and reimbursement agreement, the investment adviser will reimburse the Long/Short Fund for Other Expenses in excess of 1.10%, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, extraordinary expenses and brokers' commissions and other charges relating to the purchase and sale of the Long/Short Fund's portfolio securities. To the extent any such excluded expenses were incurred, the Long/Short Fund would incur total annual fund operating expenses after expense reimbursement greater than 1.10%. The Long/Short Fund's investment adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the adviser reduced its compensation and/or assumed expenses for the Long/Short Fund, provided that the total operating expenses of the Long/Short Fund, including the recoupment, do not exceed the established cap on expenses for that year. During the first year, only the Board of Trustees may terminate the agreement.